Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Stockholders' Deficit [Abstract]
Schedule of the Company's Stock Options Activity	For the nine months ended June 30, 2023, a summary of the Company’s stock options activity is as follows:
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2022	16	$220,000	1.97	$-	$-
Outstanding and Exercisable at June 30, 2023	16	$220,000	1.22	$-	$-
For the years ended September 30, 2022 and 2021, a summary of the Company’s stock options activity is as follows:
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2020	18	220,000.00	5.29	-	-
Forfeited	(1)
Outstanding at September 30, 2021	17	230,000.00	3.71	-	-
Forfeited	(1)	-	-	-
Outstanding and Exercisable at September 30, 2022	16	220,000.00	1.97	-	-

Schedule of the Company's Warrant Activity	For the nine months ended June 30, 2023, a summary of the Company’s warrant activity is as follows:
	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding and exercisable at September 30, 2022	2,240,000	$0.20	6.75	$0.20	$448,000
Outstanding and exercisable at June 30, 2023	2,240,000	$0.20	6.00	$0.20	$-
For the years ended September 30, 2022 and 2021, a summary of the Company’s warrant activity is as follows:
	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding and exercisable at September 30, 2020	25,484	$1.90	2.11	$-	$71,866
Anti-dilution adjustment	17,293	-	-	-	-
Outstanding and exercisable at September 30, 2021	42,777	$1.12	1.11	-	$93,255
Anti-dilution adjustment	356,479	-	-	-	-
Surrender of warrants	(399,256)	-	-	-	-
Issuance of warrants	2,240,000	$0.20	6.75	$0.20	$448,000
Outstanding and exercisable at September 30, 2022	2,240,000	$0.20	6.5	$0.20	$224,000